FAIR VALUE MEASUREMENTS (Details)	Dec. 31, 2020 USD ($)
Liabilities:
Warrant Liability	$ 142,200,500
Recurring | Level 1
Assets:
Marketable securities held in Trust Account	2,070,086,006
Public Warrants
Liabilities:
Warrant Liability	62,928,000
Public Warrants | Recurring | Level 1
Liabilities:
Warrant Liability	62,928,000
Private Placement Warrants
Liabilities:
Warrant Liability	79,272,500
Private Placement Warrants | Recurring | Level 3
Liabilities:
Warrant Liability	$ 79,272,500